Note 6 - Convertible Loans and Interest Payable: Derivative Liabilities On Convertible Loans (Tables)	3 Months Ended
Nov. 30, 2014
Tables/Schedules
Derivative Liabilities On Convertible Loans:
	November 30,
Derivative Liabilities on Convertible Loans:	2014	2013
St. George Investments	$ 775,000	$ 267,442
JMJ Investments	-	74,566
Total Derivative Liability	$ 775,000	$ 342,008